SHARE BASED AND OTHER COMPENSATION (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options, Granted	825,000
Equity Option [Member]
Outstanding Begining	5,956,833	608,333	358,333
Number of Options, Granted	825,000	5,683,500	480,000
Options Outstanding, Exercised	(170,000)	0	0
Number of Options, Forfeited or cancelled	(293,333)	(335,000)	(230,000)
Outstanding Ending	6,318,500	5,956,833	608,333	358,333
Weighted Average Exercise Price, Outstanding Begining	$ 2.04	$ 14.60	$ 21.60
Weighted Average Exercise Price, Granted	3.51	2.14	12.60
Weighted Average Exercise Price, Exercised	1.34	0	0
Weighted Average Exercise Price, Forfeited or cancelled	(2.84)	(5.34)	(24.60)
Weighted Average Exercise Price, Outstanding Ending	$ 3.05	$ 2.04	$ 14.60	$ 21.60
Number of Options Vested/Exercisable at Beginning balance	2,208,757	296,666	138,333
Number of Options Vested/Exercisable at Ending balance	2,683,808	2,208,757	296,666	138,333
Weighted Average Remaining Contractual Life (Years)	9 years 2 months 26 days	1 year 8 months 5 days	4 years 1 month 6 days	4 years 2 months 26 days